AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.1%
	COMMUNICATION SERVICES — 6.9%
	CABLE & SATELLITE - 1.4%
20,000	Comcast Corporation, Class A	$ 886,800

	ENTERTAINMENT CONTENT - 1.2%
9,000	Walt Disney Company (The)(a)	729,450

	INTERNET MEDIA & SERVICES - 3.7%
11,500	Alphabet, Inc., Class C(a)	1,516,275
2,500	Meta Platforms, Inc., Class A(a)	750,525
		2,266,800
	TELECOMMUNICATIONS - 0.6%
11,000	Verizon Communications, Inc.	356,510

	TOTAL COMMUNICATION SERVICES (Cost $1,986,053)	4,239,560

	CONSUMER DISCRETIONARY — 5.9%
	AUTOMOTIVE - 1.2%
22,500	General Motors Company	741,825

	HOME & OFFICE PRODUCTS - 1.2%
5,500	Whirlpool Corporation	735,350

	HOME CONSTRUCTION - 1.7%
25,000	MDC Holdings, Inc.	1,030,750

	RETAIL - DISCRETIONARY - 1.8%
20,000	Foot Locker, Inc.	347,000
18,500	Kohl's Corporation	387,760
25,000	Nordstrom, Inc.	373,500
		1,108,260

	TOTAL CONSUMER DISCRETIONARY (Cost $3,102,524)	3,616,185

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	CONSUMER STAPLES — 4.6%
	FOOD - 0.8%
9,650	Tyson Foods, Inc., Class A	$ 487,229

	RETAIL - CONSUMER STAPLES - 2.5%
5,000	Target Corporation	552,850
6,000	Walmart, Inc.	959,580
		1,512,430
	WHOLESALE - CONSUMER STAPLES - 1.3%
10,750	Archer-Daniels-Midland Company	810,765

	TOTAL CONSUMER STAPLES (Cost $1,063,330)	2,810,424

	ENERGY — 6.3%
	OIL & GAS PRODUCERS - 6.3%
11,500	EOG Resources, Inc.	1,457,740
11,000	Exxon Mobil Corporation	1,293,380
17,400	TotalEnergies S.E. - ADR	1,144,224
	TOTAL ENERGY (Cost $2,283,303)	3,895,344

	FINANCIALS — 14.6%
	BANKING - 8.0%
30,000	Bank of America Corporation	821,400
24,000	Fifth Third Bancorp	607,920
10,000	JPMorgan Chase & Company	1,450,200
45,000	Old National Bancorp	654,300
6,000	PNC Financial Services Group, Inc. (The)	736,620
22,000	Truist Financial Corporation	629,420
		4,899,860
	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
3,200	Goldman Sachs Group, Inc. (The)	1,035,424

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	FINANCIALS — 14.6% (Continued)
	INSURANCE - 3.3%
15,500	MetLife, Inc.	$ 975,105
11,500	Prudential Financial, Inc.	1,091,235
		2,066,340
	SPECIALTY FINANCE - 1.6%
10,000	Capital One Financial Corporation	970,500

	TOTAL FINANCIALS (Cost $4,718,685)	8,972,124

	HEALTH CARE — 11.8%
	BIOTECHNOLOGY & PHARMACEUTICALS - 6.3%
4,000	Amgen, Inc.	1,075,040
5,600	Johnson & Johnson	872,200
8,000	Merck & Company, Inc.	823,600
4,000	Moderna, Inc.(a)	413,160
20,000	Pfizer, Inc.	663,400
		3,847,400
	HEALTH CARE FACILITIES & SERVICES - 2.3%
7,700	Cardinal Health, Inc.	668,514
11,000	CVS Health Corporation	768,020
1	Encompass Health Corporation	67
		1,436,601
	MEDICAL EQUIPMENT & DEVICES - 3.2%
8,500	Abbott Laboratories	823,225
7,000	Medtronic PLC	548,520
5,000	Zimmer Biomet Holdings, Inc.	561,100
		1,932,845

	TOTAL HEALTH CARE (Cost $5,091,966)	7,216,846

	INDUSTRIALS — 15.3%
	AEROSPACE & DEFENSE - 1.5%
2,300	Lockheed Martin Corporation	940,608

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	INDUSTRIALS — 15.3% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.4%
12,000	ManpowerGroup, Inc.	$ 879,840

	DIVERSIFIED INDUSTRIALS - 1.4%
4,000	Eaton Corporation PLC	853,120

	ELECTRICAL EQUIPMENT - 1.1%
4,000	Acuity Brands, Inc.	681,240

	MACHINERY - 4.0%
4,500	Caterpillar, Inc.	1,228,500
3,200	Deere & Company	1,207,616
		2,436,116
	RENEWABLE ENERGY - 1.0%
6,500	EnerSys	615,355

	TRANSPORTATION & LOGISTICS - 3.2%
4,200	FedEx Corporation	1,112,664
4,250	Norfolk Southern Corporation	836,952
		1,949,616
	TRANSPORTATION EQUIPMENT - 1.7%
4,500	Cummins, Inc.	1,028,070

	TOTAL INDUSTRIALS (Cost $4,408,366)	9,383,965

	INFORMATION TECHNOLOGY — 22.9%
	SEMICONDUCTORS - 6.1%
25,000	Cohu, Inc.(a)	861,000
18,000	Intel Corporation	639,900
2,000	Lam Research Corporation	1,253,540
9,000	QUALCOMM, Inc.	999,540
		3,753,980
	SOFTWARE - 5.2%
30,000	Gen Digital, Inc.	530,400

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	INFORMATION TECHNOLOGY — 22.9% (Continued)
	SOFTWARE - 5.2% (Continued)
5,000	Microsoft Corporation	$ 1,578,750
10,000	Oracle Corporation	1,059,200
		3,168,350
	TECHNOLOGY HARDWARE - 10.3%
9,600	Apple, Inc.	1,643,616
15,500	Benchmark Electronics, Inc.	376,030
18,000	Cisco Systems, Inc.	967,680
27,000	Corning, Inc.	822,690
30,000	Juniper Networks, Inc.	833,700
11,000	NetApp, Inc.	834,680
13,000	Seagate Technology Holdings PLC	857,350
		6,335,746
	TECHNOLOGY SERVICES - 1.3%
5,500	International Business Machines Corporation	771,650

	TOTAL INFORMATION TECHNOLOGY (Cost $5,313,951)	14,029,726

	MATERIALS — 4.6%
	CHEMICALS - 2.8%
4,800	Albemarle Corporation	816,192
7,500	Celanese Corporation	941,400
		1,757,592
	CONTAINERS & PACKAGING - 1.2%
20,500	International Paper Company	727,135

	METALS & MINING - 0.6%
10,000	Newmont Corporation	369,500

	TOTAL MATERIALS (Cost $1,700,247)	2,854,227

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	REAL ESTATE — 3.0%
	DATA CENTER REIT - 1.1%
5,500	Digital Realty Trust, Inc.	$ 665,610

	HEALTH CARE REIT - 0.8%
40,000	Physicians Realty Trust	487,600

	RETAIL REIT - 1.1%
40,000	Kimco Realty Corporation	703,600

	TOTAL REAL ESTATE (Cost $1,787,547)	1,856,810

	UTILITIES — 1.2%
	ELECTRIC UTILITIES - 1.2%
10,000	Pinnacle West Capital Corporation (Cost $804,991)	736,800

	TOTAL COMMON STOCKS (Cost $32,260,963)	59,612,011

	SHORT-TERM INVESTMENT — 2.8%
	MONEY MARKET FUND - 2.8%
1,736,185	Fidelity Investments Money Market Government Portfolio, Class I, 5.23% (Cost $1,736,185)(b)	1,736,185

	TOTAL INVESTMENTS - 99.9% (Cost $33,997,148)	$ 61,348,196
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	46,771
	NET ASSETS - 100.0%	$ 61,394,967

ADR	- American Depositary Receipt
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a) Non-income producing security. (b) Rate disclosed is the seven day effective yield as of September 30, 2023.